UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                              Date:    September 1, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the August 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  August 25, 2006


                                Table of Contents

Factor Report                                                                 3
Distribution Report                                                           4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     13
Realized Loss Group Report                                                   15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858

                 J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  August 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                  FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LFX3      818.99366687     30.58275474            3.95994812          34.54270286       788.41091213     5.615000%
A2        46626LFK1      584.46851881     74.00407737            2.74545970          76.74953706       510.46444145     5.455000%
A3        46626LFL9    1,000.00000000      0.00000000            4.80069444           4.80069444     1,000.00000000     5.575000%
A4        46626LFM7    1,000.00000000      0.00000000            4.88680567           4.88680567     1,000.00000000     5.675000%
M1        46626LFN5    1,000.00000000      0.00000000            4.97291658           4.97291658     1,000.00000000     5.775000%
M2        46626LFP0    1,000.00000000      0.00000000            4.99875003           4.99875003     1,000.00000000     5.805000%
M3        46626LFQ8    1,000.00000000      0.00000000            5.00736093           5.00736093     1,000.00000000     5.815000%
M4        46626LFR6    1,000.00000000      0.00000000            5.08486122           5.08486122     1,000.00000000     5.905000%
M5        46626LFS4    1,000.00000000      0.00000000            5.11930575           5.11930575     1,000.00000000     5.945000%
M6        46626LFT2    1,000.00000000      0.00000000            5.21402766           5.21402766     1,000.00000000     6.055000%
M7        46626LFU9    1,000.00000000      0.00000000            5.71347247           5.71347247     1,000.00000000     6.635000%
M8        46626LFV7    1,000.00000000      0.00000000            5.88569423           5.88569423     1,000.00000000     6.835000%
M9        46626LFW5    1,000.00000000      0.00000000            6.66069415           6.66069415     1,000.00000000     7.735000%
M10       46626LFY1    1,000.00000000      0.00000000            6.78986089           6.78986089     1,000.00000000     7.885000%
M11       46626LFZ8    1,000.00000000      0.00000000            6.78986077           6.78986077     1,000.00000000     7.885000%
P         N/A          1,000.00000000      0.00000000    2,997,013.50000000   2,997,013.50000000     1,000.00000000     0.000000%
TOTALS                   861.32722113     24.22254570            4.57622702          28.79877272       837.10467543

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C         N/A            866.92953118      0.00000000            1.52715361           1.52715361       843.58996231     0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
             ORIGINAL         BEGINNING                                                                             ENDING
             FACE             PRINCIPAL                                                    REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE            BALANCE          PRINCIPAL       INTEREST      TOTAL         LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       279,696,000.00     229,069,252.65      8,553,874.17   1,107,581.65     9,661,455.82      0.00      0.00     220,515,378.48
A2       203,526,000.00     118,954,539.76     15,061,753.85     558,772.43    15,620,526.28      0.00      0.00     103,892,785.91
A3       248,661,000.00     248,661,000.00              0.00   1,193,745.48     1,193,745.48      0.00      0.00     248,661,000.00
A4        25,395,000.00      25,395,000.00              0.00     124,100.43       124,100.43      0.00      0.00      25,395,000.00
M1        40,496,000.00      40,496,000.00              0.00     201,383.23       201,383.23      0.00      0.00      40,496,000.00
M2        36,953,000.00      36,953,000.00              0.00     184,718.81       184,718.81      0.00      0.00      36,953,000.00
M3        22,273,000.00      22,273,000.00              0.00     111,528.95       111,528.95      0.00      0.00      22,273,000.00
M4        20,248,000.00      20,248,000.00              0.00     102,958.27       102,958.27      0.00      0.00      20,248,000.00
M5        17,717,000.00      17,717,000.00              0.00      90,698.74        90,698.74      0.00      0.00      17,717,000.00
M6        16,198,000.00      16,198,000.00              0.00      84,456.82        84,456.82      0.00      0.00      16,198,000.00
M7        15,692,000.00      15,692,000.00              0.00      89,655.81        89,655.81      0.00      0.00      15,692,000.00
M8        14,174,000.00      14,174,000.00              0.00      83,423.83        83,423.83      0.00      0.00      14,174,000.00
M9        11,136,000.00      11,136,000.00              0.00      74,173.49        74,173.49      0.00      0.00      11,136,000.00
M10       12,149,000.00      12,149,000.00              0.00      82,490.02        82,490.02      0.00      0.00      12,149,000.00
M11       10,630,000.00      10,630,000.00              0.00      72,176.22        72,176.22      0.00      0.00      10,630,000.00
P                100.00             100.00              0.00     299,701.35       299,701.35      0.00      0.00             100.00
R                  0.00               0.00              0.00           0.00             0.00      0.00      0.00               0.00
TOTALS   974,944,100.00     839,745,892.41     23,615,628.02   4,461,565.53    28,077,193.55      0.00      0.00     816,130,264.39

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C      1,011,827,945.46     877,183,526.39              0.00   1,545,216.70     1,545,216.70      0.00      0.00     853,567,898.37
-----------------------------------------------------------------------------------------------------------------------------------


             J.P. Morgan Mortgage Acquisition Corp, Series 2006-FRE1
                                  August 25, 2006

Dates:
Record Date                                 08/24/06
Determination Date                          08/15/06
Distribution Date                           08/25/06


    Principal Funds Remitance Report
                                         Group 1               Group 2                Total
Scheduled Principal Payments                 216,729.20            342,533.46             559,262.66
Principal Prepayments                      8,311,596.56         14,626,812.24          22,938,408.80
Curtailments                                   9,237.74             60,859.17              70,096.91
Cutailment Interest Adjustments                   30.73                144.53                 175.26
Repurchased Principal Amounts                      0.00                  0.00                   0.00
Substitution Principal Amounts                     0.00                  0.00                   0.00
Net Liquidation Proceeds                           0.00                  0.00                   0.00
Other Principal Adjustments                        0.00                  0.00                   0.00
Non Recoverable Prin Advances                  1,555.28                  0.00               1,555.28
Total Principal Remitance Amount           8,536,038.95         15,030,349.40          23,566,388.35

    Interest Funds Remitance Report
                                         Group 1               Group 2                Total
Scheduled Gross Interest                   2,045,848.32          3,502,285.41           5,548,133.73
Servicing Fees                               134,751.85            230,741.30             365,493.15
Trustee Fees                                     808.49              1,384.45               2,192.94
Custodian Fees                                   539.01                922.97               1,461.97
Trust Oversight Manager Fees                   4,042.56              6,922.24              10,964.79
Non Recoverable Interest Advances             12,663.52                  0.00              12,663.52
Interest Adjust From Prior Periods                 0.00                  0.00                   0.00
Total Interest Remitance Amount            1,893,042.90          3,262,314.46           5,155,357.35


Prepayment Penalties Report
           Number of Loans Prepaid with    Balance of Loans Prepaid with       Amount of Prepayment
           Respect to which Prepayment      Respect to which Prepayment         Penalties Collected
           Penalties were Collected          Penalties were Collected
Group 1     20                                   3,493,747.44                   101,988.91
Group 2     35                                   6,649,173.28                   197,712.44
Total       55                                  10,142,920.72                   299,701.35


Collateral Pool Detail
                 Beginning Number      Ending Number         Beginnning              Ending
                         of Loans           of Loans          Aggregate           Aggregate
                      Outstanding        Outstanding       Loan Balance        Loan Balance
Group 1                     1,846              1,801     323,404,454.13      314,819,175.51
Group 2                     2,521              2,447     553,779,072.26      538,748,722.86
Total                       4,367              4,248     877,183,526.39      853,567,898.37


      Advance Reporting
               Current                    Aggregate
              Advances                     Advances
Group 1        0.00                         0.00
Group 2        0.00                         0.00
Total          0.00                         0.00


  Pooled Weighted Average Remaining Terms and Net Mortgage Rates
          Weighted Average         Weighted Average
            Remaining Term             Net Mortgage
               to Maturity                     Rate
Group 1             350.00                 7.07117%
Group 2             350.00                 7.06920%
Total               350.00                 7.06993%

     Delinquent Mortgage Loans
              Group 1
             Category                Number     Principal Balance     Percentage
              1 Month                    62         10,002,993.30       3.18%
              2 Month                    19          2,289,859.40       0.73%
              3 Month                     9          1,126,831.33       0.36%
               Total                     90         13,419,684.03       4.26%
     Delinquent Mortgage Loans
              Group 2
             Category                Number     Principal Balance     Percentage
              1 Month                    91         20,963,124.19       3.89%
              2 Month                    36          8,843,544.23       1.64%
              3 Month                    31          2,857,452.63       0.53%
               Total                    158         32,664,121.05       6.06%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

    Bankruptcies
    Group Number     Number of Loans    Principal Balance   Percentage
             1                     8         1,176,146.35        0.37%
             2                    10         1,864,587.46        0.35%
        Total                     18         3,040,733.81        0.36%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                           2
Principal Balance of Bankruptcy Loans that are Current                                       279,072.90
Number of Bankruptcy Loans that are 1 Month Delinquent                                                0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                  0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                               0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                 0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                              6
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                          897,073.45
Total Number of Bankruptcy Loans                                                                      8
Total Principal Balance of Bankruptcy Loans                                                1,176,146.35

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                           3
Principal Balance of Bankruptcy Loans that are Current                                     1,047,264.46
Number of Bankruptcy Loans that are 1 Month Delinquent                                                1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                             39,884.18
Number of Bankruptcy Loans that are 2 Months Delinquent                                               2
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                           167,846.55
Number of Bankruptcy Loans that are 3+ Months Delinquent                                              4
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                          609,592.27
Total Number of Bankruptcy Loans                                                                     10
Total Principal Balance of Bankruptcy Loans                                                1,864,587.46


  Foreclosures
  Group Number       Number of Loans   Principal Balance    Percentage
          1                 75               13,400,686.61         4.26%
          2                 90               25,318,017.40         4.70%
     Total                 165               38,718,704.01         4.54%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                        108,183.43
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         74
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   13,292,503.18
Total Number of Foreclosure Loans                                                                 75
Total Principal Balance of Foreclosure Loans                                           13,400,686.61

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           2
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       507,839.98
Number of Foreclosure Loans that are 3+ Months Delinquent                                         88
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   24,810,177.42
Total Number of Foreclosure Loans                                                                 90
Total Principal Balance of Foreclosure Loans                                           25,318,017.40

   REO Properties
    Group Number   Number of Loans      Principal Balance        Percentage
             1            6                       1,086,380.17          0.35%
             2            6                       1,552,959.90          0.29%
        Total             12                      2,639,340.07          0.31%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  6
Principal Balance of REO Loans that are 3+ Months Delinquent                            1,086,380.17
Total Number of REO Loans                                                                          6
Total Principal Balance of REO Loans                                                    1,086,380.17

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  6
Principal Balance of REO Loans that are 3+ Months Delinquent                            1,552,959.90
Total Number of REO Loans                                                                          6
Total Principal Balance of REO Loans                                                    1,552,959.90

 REO Property Scheduled Balance
          Group Number       Loan Number          REO Date       Schedule Principal Balance
                1             1000283324        12/01/2005                       321,038.32
                1             6000175624        12/01/2005                       198,503.00
                1             6000184892        12/01/2005                       111,759.26
                1             6000186225        11/01/2005                       147,777.94
                1             7000168898        01/01/2006                       132,813.62
                1             7000169751        12/01/2005                       174,488.03
                2             5000175306        01/01/2006                       192,850.88
                2             5000181281        11/01/2005                       210,786.53
                2             6000184762        12/01/2005                       110,652.65
                2             6000185453        11/01/2005                       426,863.39
                2             6000187226        01/01/2006                       175,527.26
                2             7000168733        01/01/2006                       436,279.19
              Total                                                            2,639,340.07

Principal Payoffs by Group occured in this Distribution
       Group Number     Number of Loans   Principal Balance        Percentage
                1                     0        8,359,280.95             2.66%
                2                     0       14,626,812.24             2.71%
           Total                      0       22,986,093.19             2.69%

   Realized Loss Group Report
    Group Number    Current Loss    Cumulative Loss      Ending Balance   Balance of Liquidated Loans   Net Liquidation Proceeds
          1            47,684.39          56,222.12      314,819,175.51                        0.00                     0.00
          2                 0.00           2,243.02      538,748,722.86                        0.00                     0.00
        TOTAL          47,684.39          58,465.14      853,567,898.37                        0.00                     0.00
Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                    47,684.39
Group 1                                                                                           47,684.39
Group 2                                                                                                0.00

Cumulative Realized Losses - Reduced by Recoveries                                                58,465.14
Group 1                                                                                           56,222.12
Group 2                                                                                            2,243.02

Current Applied Losses                                                                                 0.00
Cumulative Applied Losses                                                                              0.00
Trigger Event                                                                                            NO
TEST I - Trigger Event Occurrence                                                                        NO
(Is Delinquency Percentage > 31.75% of Senior Enhancement percentage ?)
Delinquency Percentage                                                                             6.81261%
31.75% of Senior Enhancement percentage                                                            9.48721%
OR
TEST II - Trigger Event Occurrence                                                                       NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                               0.00578%
Required Cumulative Loss %                                                                         0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                         37,437,633.98
Ending Overcollateralization Amount                                                           37,437,633.98
Ending Overcollateralization Deficiency                                                                0.00
Overcollateralization Release Amount                                                                   0.00
Monthly Excess Interest                                                                        1,022,519.04
Payment to Class C                                                                             1,545,216.70
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                       0.00
Class A-1                                                                                              0.00
Class A-2                                                                                              0.00
Class A-3                                                                                              0.00
Class A-4                                                                                              0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Interest Carryforward Amount Paid This Period                                                          0.00
Class A-1                                                                                              0.00
Class A-3                                                                                              0.00
Class A-2                                                                                              0.00
Class A-4                                                                                              0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                              0.00
Class A-2                                                                                              0.00
Class A-3                                                                                              0.00
Class A-4                                                                                              0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Swap Account:
Net Swap Payment Due                                                                                   0.00
Net Swap Payment Paid                                                                                  0.00
Net Swap Receipt Due                                                                             600,963.21

Beginning Balance                                                                                  1,000.00
Additions to the Swap Account                                                                    600,963.21
Withdrawals from the Swap Account                                                                600,963.21
Ending Balance                                                                                     1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                  1,000.00
Additions to the Basis Risk Reserve Fund                                                          29,025.88
Divident Earnings on the Basis Risk Reserve Fund                                                       0.00
Withdrawals from the Basis Risk Reserve Fund                                                      29,025.88
Ending Balance                                                                                     1,000.00

Interest Accrual Period:
Start Date                                                                                    July 25, 2006
End Date                                                                                    August 25, 2006
Number of Days in Accrual Period                                                                         31

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                              0.00
Class A-2                                                                                              0.00
Class A-3                                                                                              0.00
Class A-4                                                                                              0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                          8,564.55
Class M-10                                                                                        10,912.89
Class M-11                                                                                         9,548.44

Interest Carryover Amount Paid This Period
Class A-1                                                                                              0.00
Class A-2                                                                                              0.00
Class A-3                                                                                              0.00
Class A-4                                                                                              0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                          8,564.55
Class M-10                                                                                        10,912.89
Class M-11                                                                                         9,548.44

Remaining Interest Carryover Amount
Class A-1                                                                                              0.00
Class A-2                                                                                              0.00
Class M-1                                                                                              0.00
Class A-3                                                                                              0.00
Class A-4                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                          0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                   0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                   0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                  0.00
Prepayment Interest Shortfall Allocated to Class C                                                     0.00

Total Relief Act Interest Shortfall occured this distribution                                          0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                   0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                   0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                  0.00
Relief Act Interest Shortfall Allocated to Class C                                                     0.00

Available Net Funds Cap to Libor Certificates                                                      6.841867

One-Month LIBOR for Such Distribution Date                                                         5.385000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                          5.615000
Class A-2                                                                                          5.455000
Class A-3                                                                                          5.575000
Class A-4                                                                                          5.675000
Class M-1                                                                                          5.775000
Class M-2                                                                                          5.805000
Class M-3                                                                                          5.815000
Class M-4                                                                                          5.905000
Class M-5                                                                                          5.945000
Class M-6                                                                                          6.055000
Class M-7                                                                                          6.635000
Class M-8                                                                                          6.835000
Class M-9                                                                                          7.735000
Class M-10                                                                                         7.885000
Class M-11                                                                                         7.885000
Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Deferred Amount Paid This Period                                                                       0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00
Deferred Amount Occured This Period                                                                    0.00
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Remaining Deferred Amount
Class M-1                                                                                              0.00
Class M-2                                                                                              0.00
Class M-3                                                                                              0.00
Class M-4                                                                                              0.00
Class M-5                                                                                              0.00
Class M-6                                                                                              0.00
Class M-7                                                                                              0.00
Class M-8                                                                                              0.00
Class M-9                                                                                              0.00
Class M-10                                                                                             0.00
Class M-11                                                                                             0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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